Other Payables and Accruals	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Other Payables and Accruals

5.    OTHER PAYABLES AND ACCRUALS

	June 30, 2020	December 31, 2019
Accounts payable	$8,545	$61,898
Accrued payroll and welfare payable	56,040	107,284
VAT and other taxes payable	(2,460)	25,728
Others (a)	57,230	32,655
	$119,355	$227,565

(a)	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.